Supplementary Information	12 Months Ended
Dec. 31, 2012
Supplementary Information [Abstract]
Supplementary Information

20.            Supplementary Information

A)     NET CHANGE IN NON-CASH WORKING CAPITAL

For the years ended December 31	2012	2011	2010

Operating Activities
Accounts receivable and accrued revenues	$82	$10	$196
Accounts payable and accrued liabilities	(456)	94	(86)
Income tax payable and receivable	51	(119)	(2,108)
	$(323)	$(15)	$(1,998)

B)     SUPPLEMENTARY CASH FLOW INFORMATION

For the years ended December 31	2012	2011	2010

Interest Paid	$509	$486	$507
Income Taxes Paid, net of Amounts Recovered	$(124)	$(88)	$2,024